TRADE ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS AND NOTES PAYABLE
Schedule of trade accounts and notes payable

	December 31,
	2023	2022
Trade accounts payable	11,236	6,640
Notes payable	61	7
Total	11,297	6,647